Patents	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

Note 6 – Patents

As of June 30, 2019, and December 31, 2018, the Company recorded the following patent balances:

	June 30, 2019	December 31, 2018
Total Patents	$77,722	$77,743
Accumulated Amortization	(68,220)	(65,951)
Patent costs, net	$9,502	$11,792

During the three ended June 30, 2019 and 2018, the Company recorded $1,455 and $1,134 in amortization expenses respectively. During the six ended June 30, 2019 and 2018, the Company recorded $2,269 and $2,268 in amortization expenses respectively.

Estimated amortization expense as of June 30, 2019 is as follows:

Years ended December 31,
2019 – remaining six months	$2,268
2020	1,809
2021	1,809
2022 and thereafter	3,616
Total	$9,502

NOTE 5	PATENTS

The Company capitalizes the initial expense related to establishing the patent by country and then amortizes the expense over the life of the patent, typically 20 years.  It then expenses annual filing fees to maintain the patents.  The Company regularly reviews the value of the patent in the market place in proportion to the expense it must spend to maintain the patent.

The Company has recorded the following patent costs:

	December 31, 2018	December 31, 2017
Total Patents	$77,743	$77,743
Accumulated Amortization	(65,951)	(61,415)
Patent costs, net	$11,792	$16,328

The Company recorded amortization expense as follows:

Twelve Months Ended December 31,
2018	2017
$4,536	$2,810

In 2011, the decision was made to not to pay the renewal fees and expedite the amortization of the original patent which expired in 2012.  It was also decided to not spend its limited funds in defending the INVO Block patent as it only has value to the Company. The Company continues to pay the annual renewal fees on its active patents.

Estimated amortization expense as of December 31, 2018 is as follows:

Years ended December 31,
2019	$4,536
2020	1,809
2021	1,809
2022	1,809
2023 and thereafter	1,829
Total	$11,792